Stock-Based Compensation (Schedule of Stock-Based Compensation Activity) (Details) - Stock options $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding
Outstanding as of January 1, 2024 | shares	4,197
Granted | shares	0
Exercised | shares	(1,107)
Forfeited or expired | shares	(114)
Outstanding as of December 31, 2024 | shares	2,976
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price
Outstanding at January 1, Weighted-Average Exercise Price | $ / shares	$ 128.80
Granted, Weighted-Average Exercise Price | $ / shares	0
Exercised, Weighted-Average Exercise Price | $ / shares	140.66
Forfeited or expired, Weighted-Average Exercise Price | $ / shares	120.46
Outstanding at December 31, Weighted-Average Exercise Price | $ / shares	$ 131.05
Exercisable as of December 31, 2024 | shares	2,791
Weighted-Average Exercise Price | $ / shares	$ 130.73
Weighted-Average Remaining Contractual Term	4 years 8 months 12 days
Weighted-Average Remaining Contractual Term	4 years 2 months 12 days
Aggregate Intrinsic Value | $	$ 12
Aggregate Intrinsic Value | $	$ 11